Operating Segments, Geographic Information and Significant Customers (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue		$ 83,118	$ 31,466	$ 34,566	$ 41,556	$ 77,415	$ 28,642	$ 35,856	$ 51,411	$ 190,706	[1]	$ 193,324	[1]	$ 203,347	[1]
Stock-based compensation expense										(9,694)		(7,266)		(6,889)
Depreciation and amortization	[2]									(2,837)		(3,539)		(4,148)
Restructuring benefit	[1]									0		297		(4,541)
Acquisition costs										(621)		0		0
Amortization of intangible assets	[1],[2]									(1,040)		(1,040)		(1,153)
Other income, net	[1]									1,182		1,149		1,285
Income (loss) before provision (benefit) for income taxes	[1]									(8,270)		3,972		11,671
Operating Segments
Segment Reporting Information [Line Items]
Revenue										190,706		193,324		203,347
Segment profit (loss)										31,710		43,444		52,252
Operating Segments | Medicare Segment
Segment Reporting Information [Line Items]
Revenue										142,448		122,156		98,038
Segment profit (loss)										22,137		10,394		13,598
Operating Segments | Individual, Family and Small Business Segment
Segment Reporting Information [Line Items]
Revenue										48,258		71,168		105,309
Segment profit (loss)										9,573		33,050		38,654
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Segment profit (loss)										$ (26,970)		$ (29,073)		$ (25,135)

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method